Acquisition costs and other expenditure - Exercise price ranges for options (Details)	Dec. 31, 2018 GBP (£) Options Y	Dec. 31, 2017 GBP (£) Options Y	Dec. 31, 2016 GBP (£) Options Y	Dec. 31, 2015 GBP (£) Options
Summary of options exercise price range
Outstanding - Number outstanding | Options	5,000,000	6,000,000	7,000,000
SAYE options
Summary of options exercise price range
Outstanding - Number outstanding | Options	4,885,804	6,448,853	7,100,000	8,800,000
Outstanding - Weighted average remaining contractual life (years) | Y	2.1	2.5	2.6
Outstanding - Weighted average exercise prices	£ 12.10	£ 11.74	£ 10.74	£ 9.44
Exercisable - Number exercisable | Options	800,000	400,000	600,000
Exercisable - Weighted average exercise prices	£ 10.37	£ 11.06	£ 8.53
SAYE options | Minimum
Summary of options exercise price range
Exercise price	9.01	6.29
SAYE options | Maximum
Summary of options exercise price range
Exercise price	14.55	14.55
SAYE options | Between 4 and 5
Summary of options exercise price range
Outstanding - Number outstanding | Options			100,000
Outstanding - Weighted average remaining contractual life (years) | Y			0.4
Outstanding - Weighted average exercise prices			£ 4.66
Exercisable - Number exercisable | Options			100,000
Exercisable - Weighted average exercise prices			£ 4.66
SAYE options | Between 4 and 5 | Minimum
Summary of options exercise price range
Exercise price	4	4	4
SAYE options | Between 4 and 5 | Maximum
Summary of options exercise price range
Exercise price	5	£ 5	£ 5
SAYE options | Between 6 and 7
Summary of options exercise price range
Outstanding - Number outstanding | Options			200,000
Outstanding - Weighted average remaining contractual life (years) | Y		0.4	1.4
Outstanding - Weighted average exercise prices		£ 6.29	£ 6.29
Exercisable - Weighted average exercise prices		6.29	6.29
SAYE options | Between 6 and 7 | Minimum
Summary of options exercise price range
Exercise price	6	6	6
SAYE options | Between 6 and 7 | Maximum
Summary of options exercise price range
Exercise price	£ 7	£ 7	£ 7
SAYE options | Between 9 and 10
Summary of options exercise price range
Outstanding - Number outstanding | Options	300,000	500,000	1,100,000
Outstanding - Weighted average remaining contractual life (years) | Y	0.4	1.4	1.4
Outstanding - Weighted average exercise prices	£ 9.01	£ 9.01	£ 9.01
Exercisable - Number exercisable | Options	300,000		500,000
Exercisable - Weighted average exercise prices	£ 9.01		£ 9.01
SAYE options | Between 9 and 10 | Minimum
Summary of options exercise price range
Exercise price	9	9	9
SAYE options | Between 9 and 10 | Maximum
Summary of options exercise price range
Exercise price	£ 10	£ 10	£ 10
SAYE options | Between 11 and 12
Summary of options exercise price range
Outstanding - Number outstanding | Options	3,000,000	4,500,000	5,700,000
Outstanding - Weighted average remaining contractual life (years) | Y	1.6	2.2	2.9
Outstanding - Weighted average exercise prices	£ 11.19	£ 11.21	£ 11.27
Exercisable - Number exercisable | Options	500,000	400,000
Exercisable - Weighted average exercise prices	£ 11.11	£ 11.55
SAYE options | Between 11 and 12 | Minimum
Summary of options exercise price range
Exercise price	11	11	11
SAYE options | Between 11 and 12 | Maximum
Summary of options exercise price range
Exercise price	£ 12	12	12
SAYE options | Between 13 and 14
Summary of options exercise price range
Outstanding - Number outstanding | Options	300,000
Outstanding - Weighted average remaining contractual life (years) | Y	4.1
Outstanding - Weighted average exercise prices	£ 13.94
SAYE options | Between 13 and 14 | Minimum
Summary of options exercise price range
Exercise price	13	13	13
SAYE options | Between 13 and 14 | Maximum
Summary of options exercise price range
Exercise price	£ 14	£ 14	14
SAYE options | Between 14 and 15
Summary of options exercise price range
Outstanding - Number outstanding | Options	1,300,000	1,400,000
Outstanding - Weighted average remaining contractual life (years) | Y	2.6	3.9
Outstanding - Weighted average exercise prices	£ 14.55	£ 14.55
SAYE options | Between 14 and 15 | Minimum
Summary of options exercise price range
Exercise price	14	14	14
SAYE options | Between 14 and 15 | Maximum
Summary of options exercise price range
Exercise price	£ 15	£ 15	£ 15